SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of Stock by Class

	Year ended December 31,
	2022	2021	2020

Cost of revenues	$17,810	$15,462	$9,127
Research and development	120,581	102,056	76,883
Selling and marketing	38,714	33,853	22,845
General and administrative	59,731	70,020	38,458

Total share-based compensation expense	$236,836	$221,391	$147,313

Share-based Payment Arrangement, Option, Activity

	Number of options	Weighted average exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value

Balance at December 31, 2021	4,717,200	$101.66	6.32	$339,012

Granted	647,217	119.62
Exercised	(209,839)	24.64
Forfeited	(822,556)	175.19

Balance at December 31, 2022	4,332,022	94.11	5.69	77,308

Exercisable at December 31, 2022	3,304,097	76.80	4.81	76,745

Vested and expected to vest at December 31, 2022	4,290,241	$93.84	5.66	$77,246

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	Year ended December 31,
	2022	2021	2020

Expected volatility	52.75%-59.08%	48.91%-52.22%	42.26%-49.24%
Expected dividends	0%	0%	0%
Expected term (in years)	4.93-5.03	4.85-4.91	4.84-4.99
Risk free rate	1.81%-4.34%	0.44%-1.22%	0.25%-1.40%

The following table set forth the parameters used in computation of the ESPP for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020

Expected volatility	65.00%-77.20%	56.94%-59.23%	34.52%-83.30%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	0.60%-3.34%	0.06%-0.07%	0.13%-0.95%

Share-Based Compensation Arrangement By Share-Based Payment Award, Option Summary Of Option Data

	Year ended December 31,
	2022	2021	2020

Weighted-average grant date fair value of options granted, per option	$49.14	$127.36	$68.91
Total intrinsic value of the options exercised	$11,843	$114,113	$436,187

Share-based Payment Arrangement, Option, Exercise Price Range

Exercise price (range)	Options outstanding as of December 31, 2022	Weighted average remaining contractual term	Options exercisable as of December 31, 2022	Weighted average remaining contractual term
		(years)		(years)

0-19.97	452,954	1.78	447,308	1.69
19.98-26.52	419,402	2.95	419,402	2.95
26.53-55.86	522,936	3.95	517,936	3.95
55.87-61.95	625,982	5.12	625,982	5.12
61.96-100.6	404,059	7.38	206,163	5.39
100.61-102.67	561,482	6.12	510,192	6.12
102.68-138.62	492,930	8.94	83,109	8.19
138.63-143.13	412,564	7.14	276,223	7.14
143.14-259.94	395,888	8.10	182,849	8.09
259.95-353.09	43,825	8.02	34,933	8.07

	4,332,022	5.69	3,304,097	4.81

Schedule of Nonvested Restricted Stock Units Activity

	Number of shares	Weighted average grant date fair value per share

Unvested as of December 31, 2021	2,225,449	$205.31

Granted	2,379,666	84.87
Vested	(1,016,894)	171.76
Forfeited	(466,089)	174.23

Unvested as of December 31, 2022	3,122,132	$129.04

Schedule of Total Accumulated Other Comprehensive Loss, Net

	Year ended December 31, 2022
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total

Beginning balance, net	$(933)	$(123)	$(1,056)
Other comprehensive loss before reclassifications, net	(12,364)	(39,889)	(52,253)
Amounts reclassified from accumulated other comprehensive income to earnings:
Cost of revenues	—	938	938
Research and development, net	—	10,912	10,912
Selling and marketing	—	3,963	3,963
General and administrative	—	2,433	2,433
Financial expenses, net	1,608	—	1,608

Total accumulated other comprehensive loss, net	$(11,689)	$(21,766)	$(33,455)
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

	Year ended December 31, 2021
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total

Beginning balance, net	$3,768	$5,638	$9,406
Other comprehensive income (loss) before reclassifications, net	(4,672)	119	(4,553)
Amounts reclassified from accumulated other comprehensive income to earnings:
Cost of revenues	—	(279)	(279)
Research and development, net	—	(3,644)	(3,644)
Selling and marketing	—	(1,217)	(1,217)
General and administrative	—	(740)	(740)
Financial income, net	(29)	—	(29)

Total accumulated other comprehensive loss, net	$(933)	$(123)	$(1,056)